Commitments and Contingencies - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended				12 Months Ended
	Dec. 31, 2010 KRW	Dec. 31, 2009 KRW	Dec. 31, 2008 KRW	Dec. 31, 2010 Entity Year LegalMatter Investment	Dec. 31, 2010 Lease Agreements KRW	Dec. 31, 2009 Lease Agreements KRW	Dec. 31, 2008 Lease Agreements KRW	Dec. 31, 2010 Maximum KRW
Loss Contingencies [Line Items]
Pending lawsuits as a defendant				336
Pending lawsuits as a defendant, amount	373,612
Rent expense	245,636	228,291	220,839		39,163	42,365	43,286
Deposit balances					1,284,984	1,225,577	1,222,172
Commitment to provide liquidity to SPEs								1,483,977